BUSINESS COMBINATION (Details 2) - DPI [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Separately Recognized Transactions [Line Items]
Business Acquisition, Pro Forma Revenue	$ 297,596	$ 286,636
Business Acquisition, Pro Forma Net Income (Loss)	$ 16,316	$ (9,200)